2025 QUARTERLY REPORT
LifePoints
®
Funds
July 31, 2025
FUND SHARE CLASS
Conservative Strategy Fund A, C, R1, R5, S
Moderate Strategy Fund A, C, R1, R5, S
Balanced Strategy Fund A, C, R1, R5, S
Aggressive Strategy Fund (formerly, Growth Strategy Fund) A, C, R1, R5, S
Equity Aggressive Strategy Fund (formerly, Equity Growth Strategy Fund) A, C, R1, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 29 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Quarterly Report
July 31, 2025 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2025. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 40,470 1,192
Domestic Equities - 10.4%
Multifactor U.S. Equity Fund Class Y 315,114 5,161
U.S. Small Cap Equity Fund Class Y 48,380 1,199
6,360
Fixed Income - 75.8%
Investment Grade Bond Fund Class Y 634,515 11,631
Long Duration Bond Fund Class Y 547,670 4,288
Opportunistic Credit Fund Class Y 564,184 4,897
Short Duration Bond Fund Class Y 274,120 5,197
Strategic Bond Fund Class Y 2,241,951 20,200
46,213
International Equities - 3.9%
Emerging Markets Fund Class Y 64,510 1,209
Multifactor International Equity Fund Class Y 102,365 1,195
2,404
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 498,241 4,868
Total Investments in Affiliated Funds
(cost $58,087) 61,037
Total Investments - 100.1%
(identified cost $58,087) 61,037
Other Assets and Liabilities, Net - (0.1)%
(70)
Net Assets - 100.0%
60,967

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Conservative Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 1,434 $ 184 $ 369 $ (48) $ (9) $ 1,192 $ 37 $ —
Multifactor U.S. Equity Fund 7,141 2,076 2,999 167 (1,224) 5,161 162 1,508
U.S. Small Cap Equity Fund 1,434 417 499 17 (170) 1,199 36 119
Investment Grade Bond Fund 12,997 1,515 2,795 11 (97) 11,631 489 —
Long Duration Bond Fund 6,485 525 2,601 (578) 457 4,288 182 —
Opportunistic Credit Fund 1,444 4,106 715 1 61 4,897 113 —
Short Duration Bond Fund 7,221 480 2,543 100 (61) 5,197 204 —
Strategic Bond Fund 23,820 1,761 5,221 (478) 318 20,200 858 —
Emerging Markets Fund 1,429 227 585 69 69 1,209 37 —
Global Equity Fund 1,430 132 1,474 145 (233) — 19 80
Multifactor International Equity
Fund 1,436 205 559 104 9 1,195 71 —
Multi-Strategy Income Fund 5,766 511 1,356 31 (84) 4,868 300 —
$ 72,037 $ 12,139 $ 21,716 $ (459) $ (964) $ 61,037 $ 2,508 $ 1,707

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 1.9%
Global Real Estate Securities Fund Class Y 82,102 2,419
Domestic Equities - 15.5%
Multifactor U.S. Equity Fund Class Y 1,015,054 16,627
U.S. Small Cap Equity Fund Class Y 98,363 2,437
19,064
Fixed Income - 54.3%
Investment Grade Bond Fund Class Y 1,282,745 23,513
Long Duration Bond Fund Class Y 791,442 6,197
Opportunistic Credit Fund Class Y 712,970 6,188
Short Duration Bond Fund Class Y 228,017 4,323
Strategic Bond Fund Class Y 2,952,119 26,599
66,820
International Equities - 20.4%
Emerging Markets Fund Class Y 163,194 3,058
Global Equity Fund Class Y 1,733,560 19,017
Multifactor International Equity Fund Class Y 260,324 3,038
25,113
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 1,006,232 9,831
Total Investments in Affiliated Funds
(cost $112,337) 123,247
Total Investments - 100.1%
(identified cost $112,337) 123,247
Other Assets and Liabilities, Net - (0.1)%
(117)
Net Assets - 100.0%
123,130

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Moderate Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 3,919 $ 204 $ 1,520 $ (296) $ 112 $ 2,419 $ 83 $ —
Multifactor U.S. Equity Fund 19,045 5,016 4,948 455 (2,941) 16,627 442 3,986
U.S. Small Cap Equity Fund 3,276 552 1,008 213 (596) 2,437 81 272
Investment Grade Bond Fund 25,188 1,809 3,333 24 (175) 23,513 945 —
Long Duration Bond Fund 6,502 534 712 (97) (30) 6,197 204 —
Opportunistic Credit Fund 2,661 3,908 452 2 69 6,188 167 —
Short Duration Bond Fund 6,662 382 2,754 74 (41) 4,323 179 —
Strategic Bond Fund 27,732 2,017 2,985 (397) 232 26,599 1,027 —
Emerging Markets Fund 2,572 870 739 54 301 3,058 68 —
Global Equity Fund 20,325 2,619 4,758 667 164 19,017 272 1,127
Multifactor International Equity
Fund 3,250 302 794 134 146 3,038 161 —
Multi-Strategy Income Fund 10,562 638 1,296 (25) (48) 9,831 560 —
$ 131,694 $ 18,851 $ 25,299 $ 808 $ (2,807) $ 123,247 $ 4,189 $ 5,385

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.0%
Global Infrastructure Fund Class Y 1,193,045 12,193
Global Real Estate Securities Fund Class Y 403,171 11,877
24,070
Domestic Equities - 20.6%
Multifactor U.S. Equity Fund Class Y 5,609,080 91,877
U.S. Small Cap Equity Fund Class Y 732,770 18,158
U.S. Strategic Equity Fund Class Y 870,171 15,315
125,350
Fixed Income - 33.0%
Investment Grade Bond Fund Class Y 5,973,675 109,497
Long Duration Bond Fund Class Y 3,882,853 30,403
Opportunistic Credit Fund Class Y 2,110,618 18,320
Strategic Bond Fund Class Y 4,724,820 42,571
200,791
International Equities - 34.5%
Emerging Markets Fund Class Y 1,135,422 21,278
Global Equity Fund Class Y 16,139,602 177,051
Multifactor International Equity Fund Class Y 1,026,362 11,978
210,307
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 4,990,787 48,760
Total Investments in Affiliated Funds
(cost $510,380) 609,278
Total Investments - 100.1%
(identified cost $510,380) 609,278
Other Assets and Liabilities, Net - (0.1)%
(448)
Net Assets - 100.0%
608,830

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Balanced Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,950 $ 766 $ 2,297 $ 234 $ 540 $ 12,193 $ 405 $ 220
Global Real Estate Securities Fund 15,921 941 4,240 415 (1,160) 11,877 379 —
Multifactor U.S. Equity Fund 106,581 26,586 26,530 1,575 (16,335) 91,877 2,481 22,517
U.S. Small Cap Equity Fund 22,378 3,454 4,991 128 (2,811) 18,158 565 1,897
U.S. Strategic Equity Fund — 15,324 1,897 110 1,778 15,315 68 —
Investment Grade Bond Fund 115,522 10,327 15,646 83 (789) 109,497 4,383 —
Long Duration Bond Fund 25,065 8,343 2,490 (20) (495) 30,403 863 —
Opportunistic Credit Fund 13,002 6,981 1,818 4 151 18,320 665 —
Short Duration Bond Fund 12,994 381 13,387 385 (373) — 245 —
Strategic Bond Fund 35,143 11,705 4,075 (236) 34 42,571 1,427 —
Emerging Markets Fund 19,147 4,166 4,386 236 2,115 21,278 506 —
Global Equity Fund 193,096 17,001 39,468 5,425 997 177,051 2,613 10,821
Multifactor International Equity
Fund 19,109 1,299 9,527 1,813 (716) 11,978 956 —
Multi-Strategy Income Fund 51,663 3,443 5,918 (148) (280) 48,760 2,761 —
$ 642,571 $ 110,717 $ 136,670 $ 10,004 $ (17,344) $ 609,278 $ 18,317 $ 35,455

Russell Investment Company
Aggressive Strategy Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Aggressive Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.9%
Global Infrastructure Fund Class Y 1,162,728 11,883
Global Real Estate Securities Fund Class Y 587,746 17,315
29,198
Domestic Equities - 32.8%
Multifactor U.S. Equity Fund Class Y 6,631,029 108,616
U.S. Small Cap Equity Fund Class Y 835,589 20,706
U.S. Strategic Equity Fund Class Y 3,771,122 66,372
195,694
Fixed Income - 14.4%
Long Duration Bond Fund Class Y 3,778,292 29,584
Opportunistic Credit Fund Class Y 1,716,236 14,897
Strategic Bond Fund Class Y 4,597,835 41,426
85,907
International Equities - 40.0%
Emerging Markets Fund Class Y 1,593,317 29,859
Global Equity Fund Class Y 15,855,837 173,938
Multifactor International Equity Fund Class Y 3,012,215 35,153
238,950
Multi-Asset - 8.0%
Multi-Asset Strategy Fund Class Y 4,206,459 47,954
Total Investments in Affiliated Funds
(cost $482,274) 597,703
Total Investments - 100.1%
(identified cost $482,274) 597,703
Other Assets and Liabilities, Net - (0.1)%
(394)
Net Assets - 100.0%
597,309

Russell Investment Company
Aggressive Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Aggressive Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,329 $ 728 $ 1,911 $ 183 $ 554 $ 11,883 $ 390 $ 210
Global Real Estate Securities Fund 21,183 928 3,829 (45) (922) 17,315 528 —
Multifactor U.S. Equity Fund 107,723 32,576 17,984 2,552 (16,251) 108,616 2,607 23,040
U.S. Small Cap Equity Fund 27,285 3,919 6,982 16 (3,532) 20,706 699 2,347
U.S. Strategic Equity Fund 55,413 19,081 9,518 811 585 66,372 825 4,719
Long Duration Bond Fund 20,780 11,291 2,054 (13) (420) 29,584 753 —
Opportunistic Credit Fund 12,335 3,963 1,510 (2) 111 14,897 598 —
Strategic Bond Fund 54,432 5,050 17,751 (3,234) 2,929 41,426 1,864 —
Emerging Markets Fund 27,334 3,376 4,092 319 2,922 29,859 712 —
Global Equity Fund 177,995 13,640 24,183 1,899 4,587 173,938 2,429 10,057
Multifactor International Equity
Fund 45,384 2,309 15,682 1,672 1,470 35,153 2,248 —
Multi-Asset Strategy Fund 49,144 2,025 5,357 95 2,047 47,954 1,582 —
$ 611,337 $ 98,886 $ 110,853 $ 4,253 $ (5,920) $ 597,703 $ 15,235 $ 40,373

Russell Investment Company
Equity Aggressive Strategy Fund
Schedule of Investments — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Aggressive Strategy Fund 11
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.4%
Global Infrastructure Fund Class Y 600,294 6,135
Global Real Estate Securities Fund Class Y 356,558 10,504
16,639
Domestic Equities - 38.8%
Multifactor U.S. Equity Fund Class Y 3,804,800 62,323
U.S. Small Cap Equity Fund Class Y 493,949 12,240
U.S. Strategic Equity Fund Class Y 2,568,799 45,211
119,774
Fixed Income - 5.0%
Long Duration Bond Fund Class Y 1,174,791 9,199
Opportunistic Credit Fund Class Y 710,042 6,163
15,362
International Equities - 42.9%
Emerging Markets Fund Class Y 985,060 18,460
Global Equity Fund Class Y 8,196,932 89,920
Multifactor International Equity Fund Class Y 2,078,070 24,251
132,631
Multi-Asset - 8.0%
Multi-Asset Strategy Fund Class Y 2,167,379 24,708
Total Investments in Affiliated Funds
(cost $253,908) 309,114
Total Investments - 100.1%
(identified cost $253,908) 309,114
Other Assets and Liabilities, Net - (0.1)%
(243)
Net Assets - 100.0%
308,871

Russell Investment Company
Equity Aggressive Strategy Fund
Schedule of Investments, continued — July 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Equity Aggressive Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 6,236 $ 513 $ 987 $ 74 $ 299 $ 6,135 $ 201 $ 108
Global Real Estate Securities Fund 13,611 1,046 3,494 (626) (33) 10,504 329 —
Multifactor U.S. Equity Fund 62,525 16,587 8,428 835 (9,196) 62,323 1,525 13,555
U.S. Small Cap Equity Fund 16,804 2,328 4,594 (233) (2,065) 12,240 439 1,474
U.S. Strategic Equity Fund 32,835 15,956 4,990 359 1,051 45,211 518 2,835
Long Duration Bond Fund 7,437 2,743 840 (1) (140) 9,199 258 —
Opportunistic Credit Fund 6,218 815 905 19 16 6,163 286 —
Emerging Markets Fund 18,409 1,414 3,345 348 1,634 18,460 494 —
Global Equity Fund 90,062 6,626 10,046 655 2,623 89,920 1,245 5,157
Multifactor International Equity
Fund 30,319 2,480 10,698 1,006 1,144 24,251 1,543 —
Multi-Asset Strategy Fund 24,819 1,676 2,879 (86) 1,178 24,708 813 —
$ 309,275 $ 52,184 $ 51,206 $ 2,350 $ (3,489) $ 309,114 $ 7,651 $ 23,129

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report — July 31, 2025 (Unaudited)
Notes to Quarterly Report 13
1. Significant Accounting Policies
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 29 different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each of the Funds is a “fund of funds” and diversifies its assets by investing in shares of several other RIC funds (the “Underlying
Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying
Funds.
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees (“Board”) has designated Russell Investment Management, LLC (“RIM”), the Underlying Funds’
adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2025 (Unaudited)
14 Notes to Quarterly Report
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of July 31, 2025, all investments held were classified as Level 1 within the fair value hierarchy.
2. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual financial statements and other information and prospectus.

Russell Investment Company
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com